Reversal of (provision for) impairment losses due to credit loss (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [Abstract]
Reversal of (provision for) Impairment Losses due to Credit Loss

Reversal of (provision for) impairment losses due to credit loss are as follows (Unit: Korean Won in millions):

	For the years ended December 31
	2018	2019	2020
Impairment loss due to credit loss on financial assets measured at FVTOCI	(2,027)	(3,297)	(1,529)
Reversal of (provision for) impairment loss due to credit loss on securities at amortized cost	(1,922)	1,415	934
Provision for impairment loss due to credit loss on loan and other financial assets at amortized cost	(415,084)	(385,758)	(792,250)
Reversal of provision on guarantee	105,985	4,352	18,348
Reversal of (provision for) unused loan commitment	(16,526)	9,044	(9,874)

Total	(329,574)	(374,244)	(784,371)